PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY IN INTEREST TRANSACTIONS	PARTY IN INTEREST TRANSACTIONS
As of each of December 31, 2025 and 2024, the Plan was invested in certain investments managed by Fidelity Management Trust Company, Fidelity National Financial Services, or their affiliates (collectively, Fidelity). Fidelity served as the trustee of the Plan during both 2025 and 2024. The Plan also invests in the common stock of the Company. Purchases, sales, and dividends related to the Company's common stock in 2025 were $4,457,972, $5,567,934, and $747,650, respectively. These transactions qualified as party in interest transactions; however, they are exempt from the prohibited transactions rules under ERISA.